Schedule of debentures and promissory notes (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Borrowings and financing, total	R$ 6,446,000,000	R$ 6,599,000,000	R$ 8,781,000,000	R$ 726,000,000
Borrowing costs	(77,000,000)	(45,000,000)
Borrowings and financing, current liabilities	180,000,000	1,840,000,000
Borrowings and financing, noncurrent liabilities	R$ 6,266,000,000	4,759,000,000
First Issue of Promissory Notes - 1st series [member]
IfrsStatementLineItems [Line Items]
Type	non-preemptive right
Issue amount	R$ 50,000,000
Outstanding debentures	R$ 1,000,000
Issuance date	Jul. 04, 2019
Maturity date	Jul. 05, 2021
Annual financial charges	CDI + 0.72% per year
Unit price	R$ 52,998,286,000,000
Borrowings and financing, total		53,000,000
First Issue of Promissory Notes 2nd series [member]
IfrsStatementLineItems [Line Items]
Type	non-preemptive right
Issue amount	R$ 50,000,000
Outstanding debentures	R$ 1,000,000
Issuance date	Jul. 04, 2019
Maturity date	Jul. 04, 2022
Annual financial charges	CDI + 0.72% per year
Unit price	R$ 56,087,744,000,000
Borrowings and financing, total	R$ 57,000,000	53,000,000
Debentures and promissory notes [member]
IfrsStatementLineItems [Line Items]
Type	non-preemptive right
Issue amount	R$ 250,000,000
Outstanding debentures	R$ 5,000,000
Issuance date	Jul. 04, 2019
Maturity date	Jul. 04, 2023
Annual financial charges	CDI + 0.72% per year
Unit price	R$ 56,087,744,000,000
Borrowings and financing, total	R$ 281,000,000	267,000,000
First issue of promissory notes - 4th series [member]
IfrsStatementLineItems [Line Items]
Type	non-preemptive right
Issue amount	R$ 200,000,000
Outstanding debentures	R$ 4,000,000
Issuance date	Jul. 04, 2019
Maturity date	Jul. 04, 2024
Annual financial charges	CDI + 0.72% per year
Unit price	R$ 56,087,744,000,000
Borrowings and financing, total	R$ 225,000,000	214,000,000
First Issue of Promissory Notes - 5th series [member]
IfrsStatementLineItems [Line Items]
Type	non-preemptive right
Issue amount	R$ 200,000,000
Outstanding debentures	R$ 4,000,000
Issuance date	Jul. 04, 2019
Maturity date	Jul. 04, 2025
Annual financial charges	CDI + 0.72% per year
Unit price	R$ 56,087,744,000,000
Borrowings and financing, total	R$ 225,000,000	213,000,000
First Issue of Promissory Notes - 6th series [member]
IfrsStatementLineItems [Line Items]
Type	non-preemptive right
Issue amount	R$ 2,000,000,000
Outstanding debentures	R$ 200,000,000,000
Issuance date	Sep. 04, 2019
Maturity date	Aug. 20, 2021
Annual financial charges	CDI + 2.34% per year
Unit price	R$ 876,000,000
Borrowings and financing, total		1,762,000,000
First Issue of Debentures- 1st series [member]
IfrsStatementLineItems [Line Items]
Type	non-preemptive right
Issue amount	R$ 2,000,000,000
Outstanding debentures	R$ 200,000,000,000
Issuance date	Sep. 04, 2019
Maturity date	Aug. 20, 2022
Annual financial charges	CDI + 2.65% per year
Unit price	R$ 1,009,000,000
Borrowings and financing, total		2,033,000,000
First Issue of Debentures - 2nd series [member]
IfrsStatementLineItems [Line Items]
Type	non-preemptive right
Issue amount	R$ 2,000,000,000
Outstanding debentures	R$ 200,000,000,000
Issuance date	Sep. 04, 2019
Maturity date	Aug. 20, 2023
Annual financial charges	CDI + 3.00% per year
Unit price	R$ 1,005,000,000
Borrowings and financing, total		2,049,000,000
First Issue of Debentures - 3rd series [member]
IfrsStatementLineItems [Line Items]
Type	non-preemptive right
Issue amount	R$ 940,000,000,000
Outstanding debentures	R$ 940,000,000,000
Issuance date	Jun. 01, 2021
Maturity date	May 20, 2026
Annual financial charges	CDI + 1.70% per year
Unit price	R$ 1,011,000,000
Borrowings and financing, total	R$ 951,000,000
First Issue of Debentures - 4th series [member]
IfrsStatementLineItems [Line Items]
Type	non-preemptive right
Issue amount	R$ 660,000,000,000
Outstanding debentures	R$ 660,000,000,000
Issuance date	Jun. 01, 2021
Maturity date	May 22, 2028
Annual financial charges	CDI + 1.95% per year
Unit price	R$ 1,012,000,000
Borrowings and financing, total	R$ 668,000,000
Debentures And Promissory Notes 10 [Member]
IfrsStatementLineItems [Line Items]
Type	non-preemptive right
Issue amount	R$ 1,250,000,000,000
Outstanding debentures	R$ 940,000,000,000
Issuance date	Aug. 27, 2021
Maturity date	Aug. 27, 2024
Annual financial charges	CDI + 1.47% per year
Unit price	R$ 1,368,000,000
Borrowings and financing, total	R$ 1,285,000,000
Debentures And Promissory Notes 11 [Member]
IfrsStatementLineItems [Line Items]
Type	non-preemptive right
Issue amount	R$ 1,250,000,000,000
Outstanding debentures	R$ 940,000,000,000
Issuance date	Aug. 27, 2021
Maturity date	Feb. 27, 2025
Annual financial charges	CDI + 1.53% per year
Unit price	R$ 1,368,000,000
Borrowings and financing, total	R$ 1,286,000,000
Debentures And Promissory Notes 12 [Member]
IfrsStatementLineItems [Line Items]
Type	non-preemptive right
Issue amount	R$ 982,526,000,000
Outstanding debentures	R$ 982,526,000,000
Issuance date	Oct. 15, 2021
Maturity date	Oct. 16, 2028
Annual financial charges	IPCA + 5.15% per year
Unit price	R$ 1,030,000,000
Borrowings and financing, total	R$ 1,012,000,000
Debentures And Promissory Notes 13 [Member]
IfrsStatementLineItems [Line Items]
Type	non-preemptive right
Issue amount	R$ 517,474,000,000
Outstanding debentures	R$ 517,474,000,000
Issuance date	Oct. 15, 2021
Maturity date	Oct. 15, 2031
Annual financial charges	IPCA + 5.27% per year
Unit price	R$ 1,031,000,000
Borrowings and financing, total	R$ 533,000,000